Jan. 23, 2023

ABSOLUTE STRATEGIES FUND (the “Fund”)

Supplement dated January 23, 2023 to the Prospectus dated August 1, 2022

Absolute Investment Advisers LLC (the “Adviser”) and St. James Investment Company, LLC have mutually agreed to terminate the investment subadvisory agreement between them dated September 25, 2020 (the “Subadvisory Agreement”), effective as of the filing of this supplement. Accordingly, all references to St. James Investment Company, LLC are hereby deleted.

In addition, as a result of the termination of the Subadvisory Agreement, the Fund’s Prospectus is hereby revised as follows:

Absolute Strategies Fund
1.	The section entitled “Principal Investment Strategies” beginning on page 31 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Absolute, the Fund’s investment adviser, has responsibility for allocating Fund assets across strategies and investment styles that Absolute believes are complementary and, when combined, will produce long-term risk-adjusted returns. Absolute considers long-term risk-adjusted investment returns to be those that do not incur a permanent loss of capital over a full market cycle. Although the Fund is not a hedge fund, such strategies are more commonly associated with hedge funds. These strategies may attempt to exploit disparities or inefficiencies in markets, geographical areas, or companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes and relationships or special situations and events (such as spin-offs or reorganizations). Such strategies may have low sensitivity to traditional markets because they seek investment opportunities and risks that do not correlate with traditional markets.

Absolute believes that there are important benefits that come from pursuing the Fund’s investment objective in part by investing through skilled asset managers (“Managers”) whose strategies, when combined, seek to provide attractive long-term risk-adjusted returns, with lower volatility and low sensitivity to traditional market measures. Absolute strategically allocates the Fund’s assets to such Managers either by engaging them to manage a portion of the Fund’s assets or by investing in securities and other instruments, including other pooled investment vehicles, such as ETFs and other registered investment companies (“Underlying Funds”) that are managed by such Managers. To the extent that Absolute allocates a portion of the Fund’s assets directly to Managers for investment, the Fund may be referred to as employing a “multi-manager” strategy. By contrast, to the extent that Absolute allocates the Fund’s assets to Underlying Funds managed by such Managers, it may be referred to as employing a “fund of funds” strategy. The Underlying Funds in which the Fund invests include pooled investment vehicles that are sponsored by Absolute.

Absolute may invest the Fund’s assets directly, but generally selects several Managers to manage the Fund’s assets on a day-to-day basis. Absolute determines the portion of the Fund’s assets to be allocated to each Manager. Absolute reviews a range of factors (e.g., investment process) when evaluating each Manager and its appropriate asset allocation. Absolute may direct a Manager to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund’s portfolio. In a multi-manager structure, Absolute has the discretion to remove Managers and, subject to board approval, add Managers at any time. In a fund of funds structure, Absolute may purchase and sell shares of Underlying Funds at any time.

Absolute seeks diversified, risk-adjusted return for the Fund by selecting exposure to different investment guidelines and styles. Absolute or a Manager may tactically adjust the Fund’s asset mix to take advantage of temporary market conditions that may present opportunities. By allocating assets to one or more Managers or by investing the Fund’s assets in one or more Underlying Funds, the Adviser pursues exposure to one or more of the following investment strategies:

Opportunistic and Long-Biased Equity Strategies seek to capitalize on undervalued equity securities (common stock, preferred stock, convertible securities, warrants, rights and sponsored or unsponsored American Depositary Receipts (“ADRs”)) or on positive market trends and, therefore, typically invests in a variety of securities markets, industries, company sizes, or geographical areas. Strategies may be managed for absolute return and typically utilize short sales, options and futures and forward contracts to implement selective hedging and manage risk exposure. Strategies may also focus on special situations or events, including distressed equities.

Long/Short Equity or Market Neutral Strategies attempt to neutralize exposure to general domestic market risk by primarily investing in common stocks that are undervalued and short selling stocks that are considered to be overvalued. Strategies may attempt to realize a valuation discrepancy in the relationship between multiple securities (relative value or value arbitrage), or may utilize quantitative factors to measure investment attractiveness among securities. Long/Short Equity includes the broad ability to invest in stocks both long and short. Long exposure to a security means the holder of the position owns the security and will profit if the price of the security increases. A short position generally involves the sale of a security that the Fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling the Fund to repurchase the security later at the lower price. Longs and shorts may be directly related to one another or independent from each other. Equity Market Neutral is a strategy that commits to maintaining a certain balance of long and shorts. This could mean equal parts long and short to keep the net exposure at or near zero, or it could mean a slightly variable amount long and shorts to keep the strategy beta at zero.

Convertible Arbitrage Strategies seek to take advantage of the pricing inefficiencies of the embedded option in a convertible bond. Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock. The Adviser typically utilizes futures, options and credit default swaps in order to seek to manage interest rate exposures and employ leverage to increase returns. Leverage means obtaining investment exposure in excess of the Fund’s net assets, which creates the potential for magnified gains or losses. See “Leverage Risk” below for more information about the risks of leverage.

Long/Short Hedged Equity Strategies invest in securities believed to be undervalued or offer high growth opportunities while also attempting to minimize overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales, futures or options. Strategies may use futures or options to hedge risk, increase or reduce the Fund's investment exposure or obtain leverage. Hedged Equity refers to a strategy that generally contains a number of long investments but also certain other securities (cash, shorts, derivatives) designed to mitigate a certain risk(s) embedded in those longs.

Fixed Income, Long/Short Credit and Distressed Debt Strategies invest primarily in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including high yield “junk bonds”, bank loans and other defaulted debt securities, convertible bonds, preferred stock, Treasury Inflation Protected Securities (“TIPS”), and emerging market debt or exchange traded funds (“ETFs”) that invest in such securities. The Fund may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage related securities (“Mortgage Related Securities”). Certain Mortgage Related Securities in which the Fund invests may be rated below investment grade (i.e., junk bonds) or unrated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative.

The Fund invests, long and short, in both short-term and long-term debt, and is not limited as to the maturities or quality of the corporate debt securities in which it invests. Strategies may utilize credit default swaps to create short positions when the Adviser or a Manager, as applicable, anticipates a decline in the price of an overvalued security. The Fund may also purchase credit default swaps to enhance total return and lower volatility and may utilize treasury futures to manage interest rate risk.

Strategies typically involve leverage and hedging through the use of ETFs, futures, credit default swaps, options on swaps, equities (and related equity options), total return swaps, short sales, or committed term reverse repurchase facilities, among other instrument types that the Adviser or a Manager, as applicable, believes may enhance total return. In connection with these strategies, the Fund may act as a buyer or seller of credit default swaps.

Non-Principal Strategies Pursuant to any of the above-described strategies, the Fund may trade frequently and may invest in a wide range of instruments, markets and asset classes in domestic and foreign markets. Investments generally include equity securities, fixed income securities and derivatives.

●	The Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in ADRs. The Fund invests in Underlying Funds sponsored by Absolute and managed by a Manager pursuant to the strategies described above.

●	The Fund may invest in fixed income securities of any credit quality and maturity, including those with fixed or variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

●	The Fund may invest in derivatives, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts. The Fund’s forward contracts include forward currency contracts. The Fund’s swap agreements may include equity, interest rate, index, credit default and currency rate swap agreements. The Fund’s futures contracts may include futures on securities, commodities, and securities indices. The Fund’s options contracts may include options on securities, securities indices, commodities and futures. The Fund may purchase or write options. The Fund may invest in derivatives to hedge or reduce its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. Leverage generally involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. The Fund may also obtain leverage by investing an amount equivalent to short sale proceeds.

2.	The section entitled “Principal Investment Risks” beginning on page 33 of the Prospectus is hereby amended to include the following risk disclosures:

Fund of Funds Risk. The Fund, as a shareholder of the Underlying Funds, indirectly bears its proportionate share of any investment management fees and other expenses of the Underlying Funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the Underlying Funds and any derivatives and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the Underlying Funds.

Affiliated Portfolio Risk. In managing the Fund, the Adviser will have authority to select and substitute Underlying Funds in which the Fund invests. The Adviser is subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser by some Underlying Funds for its advisory services are higher than the fees paid by other Underlying Funds. However, the Adviser has contractually agreed to waive its investment advisory fees related to any Fund assets invested in Underlying Funds sponsored by the Adviser.